Consolidated Statements of Changes in Total Equity - USD ($) shares in Thousands, $ in Thousands	Total	General Partner	Common Units Limited Partners	Preferred Units Limited Partners	Accumulated Other Comprehensive Income (Loss)	Non- controlling Interest	Series A preferred stock	Series A preferred stock Preferred Units Limited Partners	Series B Preferred Units	Series B Preferred Units Preferred Units Limited Partners
Beginning balance, units at Dec. 31, 2017			79,627	11,800
Beginning balance at Dec. 31, 2017	$ 1,931,423	$ 50,152	$ 1,539,248	$ 285,159	$ 4,479	$ 52,385
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	26,875	53	2,615	25,701		(1,494)
Other comprehensive loss	(1,124)				(1,762)	638
Distributions declared:	(45,528)	(911)	(44,617)				$ (11,250)	$ (11,250)		$ (14,451)
Preferred units				$ (25,700)					$ (14,451)
Dividends paid to non-controlling interest	(2,925)					(2,925)
Partners' Capital Account, Unit-based Payment Arrangement, Amount	624	12	$ 612
Partners' Capital Account, Unit-based Payment Arrangement, Number of Units			61
Number of common units repurchased (in shares)			(327)
Repurchase of common units (note 16)	(3,786)	(76)	$ (3,710)
Ending balance, units at Dec. 31, 2018			79,361	11,800
Ending balance at Dec. 31, 2018	1,882,597	49,271	$ 1,496,107	$ 285,159	2,717	49,343
Beginning balance, units at Dec. 31, 2017			79,627	11,800
Beginning balance at Dec. 31, 2017	1,931,423	50,152	$ 1,539,248	$ 285,159	4,479	52,385
Ending balance, units at Dec. 31, 2020			86,951	11,800
Ending balance at Dec. 31, 2020	1,746,270	46,182	$ 1,465,408	$ 285,159	(103,836)	53,357
Beginning balance, units at Dec. 31, 2018			79,361	11,800
Beginning balance at Dec. 31, 2018	1,882,597	49,271	$ 1,496,107	$ 285,159	2,717	49,343
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	164,604	2,542	124,546	25,702		11,814
Other comprehensive loss	(57,440)				(55,198)	(2,242)
Distributions declared:	(56,677)	(1,134)	(55,543)				(11,250)	(11,250)		(14,452)
Preferred units				$ (25,700)					(14,452)
Dividends paid to non-controlling interest	(90)					(90)
Partners' Capital Account, Unit-based Payment Arrangement, Amount	1,109	22	$ 1,087
Partners' Capital Account, Unit-based Payment Arrangement, Number of Units			83
Acquisition of non-controlling interest in certain of the Partnership's subsidiaries (note 12e)	(2,681)	17	$ 838			(3,536)
Number of common units repurchased (in shares)			(1,934)
Repurchase of common units (note 16)	(25,728)	(514)	$ (25,214)
Ending balance, units at Dec. 31, 2019			77,510	11,800
Ending balance at Dec. 31, 2019	1,876,975	50,241	$ 1,543,598	$ 285,159	(57,312)	55,289
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	97,312	1,023	60,632	25,702		9,955
Other comprehensive loss	(49,068)				(46,524)	(2,544)
Distributions declared:	(78,695)	(1,467)	(77,228)				$ (11,249)	$ (11,249)		$ (14,453)
Preferred units				$ (25,700)					$ (14,453)
Dividends paid to non-controlling interest	(5,940)					(5,940)
Partners' Capital Account, Unit-based Payment Arrangement, Amount	$ 1,661	31	$ 1,630
Partners' Capital Account, Unit-based Payment Arrangement, Number of Units			64
Partners' Capital Account, Units, Sale of Units	10,750
Proceeds from equity offerings (note 16)		(2,308)	$ 2,308
Acquisition of non-controlling interest in certain of the Partnership's subsidiaries (note 12e)	$ 462	12	$ 629			(179)
Number of common units repurchased (in shares)			(1,373)
Repurchase of common units (note 16)	(15,635)	(313)	$ (15,322)
Ending balance, units at Dec. 31, 2020			86,951	11,800
Ending balance at Dec. 31, 2020	$ 1,746,270	$ 46,182	$ 1,465,408	$ 285,159	$ (103,836)	$ 53,357